Cash, Cash Equivalents, and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2021
Leafly Holdings, Inc.[Member]
Cash, Cash Equivalents, and Restricted Cash (Tables) [Line Items]
Schedule of cash, cash equivalents, and restricted cash
	June 30, 2021	December 31, 2020
Cash and cash equivalents	$28,013	$4,818
Restricted cash	142	116
	$28,155	$4,934